Employee Benefits - Schedule of Expected Future Benefit Payments (Details) - Successor [Member] $ in Thousands	Dec. 31, 2018 USD ($)
2019	$ 2,876
2020	2,680
2021	2,945
2022	2,657
2023	2,430
Thereafter	$ 11,810